PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 549	$ 839
Asset Impairment Charges	$ 489	$ 0